Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Expense [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The Company sponsors defined benefit pension plans covering certain employees, principally in the United States, the United Kingdom, Germany, Finland, Norway, France, Switzerland, Australia and Argentina. The Company also provides certain postretirement health care and life insurance benefits for certain employees principally in the United States and Brazil.

During 2010, the Company determined that its GIMA joint venture should no longer be consolidated into the Company’s results of operations or financial position as the Company does not have a controlling financial interest in GIMA. The amounts disclosed below for the year ended December 31, 2009 have been retroactively restated to reflect the deconsolidation of GIMA.

Net annual pension costs for the years ended December 31, 2011, 2010 and 2009 are set forth below (in millions):

Pension benefits	2011	2010	2009
Service cost	$14.4	$15.2	$8.8
Interest cost	40.1	38.4	36.7
Expected return on plan assets	(37.1)	(32.8)	(29.5)
Amortization of net actuarial loss	6.4	8.6	6.5
Amortization of prior service (credit) cost	(0.2)	2.2	(0.2)
Settlement loss	0.1	—	0.1
Special termination benefits and other	0.2	0.1	—
Net annual pension cost	$23.9	$31.7	$22.4

The weighted average assumptions used to determine the net annual pension costs for the Company’s pension plans for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
All plans:
Weighted average discount rate	5.6%	5.7%	6.6%
Weighted average expected long-term rate of return on plan assets	7.0%	7.0%	7.0%
Rate of increase in future compensation	2.5-4.5%	2.5-4.5%	3.0-4.0%
U.S.-based plans:
Weighted average discount rate	5.4%	5.5%	6.25%
Weighted average expected long-term rate of return on plan assets	8.0%	8.0%	8.0%
Rate of increase in future compensation	N/A	N/A	N/A

Net annual postretirement benefit costs for the years ended December 31, 2011, 2010 and 2009 are set forth below (in millions, except percentages):

Postretirement benefits	2011	2010	2009
Service cost	$0.1	$0.1	$0.1
Interest cost	1.6	1.5	1.7
Amortization of prior service credit	(0.3)	(0.3)	(0.3)
Amortization of unrecognized net loss	0.3	0.2	0.3
Net annual postretirement benefit cost	$1.7	$1.5	$1.8
Weighted average discount rate	5.6%	5.65%	6.33%

The following tables set forth reconciliations of the changes in benefit obligation, plan assets and funded status as of December 31, 2011 and 2010 (in millions):

	Pension Benefits		Postretirement Benefits
Change in benefit obligation	2011	2010	2011	2010
Benefit obligation at beginning of year	$713.4	$728.2	$28.8	$28.1
Service cost	14.4	15.2	0.1	0.1
Interest cost	40.1	38.4	1.6	1.5
Plan participants’ contributions	1.8	1.6	—	—
Actuarial loss (gain)	41.6	(3.4)	3.0	0.9
Acquisitions	8.9	—	—	—
Amendments	0.7	3.3	—	—
Settlements	(0.6)	—	—	—
Curtailments	—	(0.5)	—	—
Benefits paid	(46.7)	(44.7)	(1.6)	(1.9)
Special termination benefits and other	0.2	0.3	0.1	—
Foreign currency exchange rate changes	(7.9)	(25.0)	(0.2)	0.1
Benefit obligation at end of year	$765.9	$713.4	$31.8	$28.8

			Postretirement Benefits
	Pension Benefits
Change in plan assets	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$529.1	$489.2	$—	$—
Actual return on plan assets	7.7	66.7	—	—
Employer contributions	32.4	31.2	1.5	1.8
Plan participants’ contributions	1.8	1.6	—	—
Benefits paid	(46.7)	(44.7)	(1.6)	(1.9)
Settlements	(0.6)	—	—	—
Other	—	0.1	0.1	0.1
Foreign currency exchange rate changes	(2.9)	(15.0)	—	—
Fair value of plan assets at end of year	$520.8	$529.1	$—	$—
Funded status	$(245.1)	$(184.3)	$(31.8)	$(28.8)
Unrecognized net actuarial loss	299.3	234.9	9.4	6.7
Unrecognized prior service (credit) cost	(0.3)	(1.2)	0.1	(0.2)
Accumulated other comprehensive loss	(299.0)	(233.7)	(9.5)	(6.5)
Net amount recognized	$(245.1)	$(184.3)	$(31.8)	$(28.8)

Amounts recognized in Consolidated Balance Sheets:
Other long-term asset	$0.2	$0.5	$—	$—
Other current liabilities	(6.6)	(5.0)	(1.9)	(1.7)
Pensions and postretirement health care benefits (noncurrent)	(238.7)	(179.8)	(29.9)	(27.1)
Net amount recognized	$(245.1)	$(184.3)	$(31.8)	$(28.8)

Accrued pension costs of approximately $4.1 million and $3.2 million have been classified as current liabilities within “Accrued expenses” in the Company’s Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively, related to the Company’s phased retirement plan obligations in Germany.

As of December 31, 2011, the Company’s accumulated other comprehensive loss included a net actuarial loss of approximately $299.3 million and a net prior service credit of approximately $0.3 million related to the Company’s defined benefit pension plans. The estimated net actuarial loss and net prior service credit for defined benefit pension plans expected to be amortized from the Company’s accumulated other comprehensive loss during the year ended December 31, 2012 are approximately $9.4 million and $0.1 million, respectively.

As of December 31, 2011, the Company’s accumulated other comprehensive loss included a net actuarial loss of approximately $9.4 million and a net prior service cost of approximately $0.1 million related to the Company’s U.S. and Brazilian postretirement health care benefit plans. The estimated net actuarial loss and net prior service credit for postretirement health care benefit plans expected to be amortized from the Company’s accumulated other comprehensive loss during the year ended December 31, 2012 are approximately $0.4 million and $0.2 million, respectively.

The weighted average assumptions used to determine the benefit obligation for the Company’s pension plans as of December 31, 2011 and 2010 are as follows:

	2011	2010
All plans:
Weighted average discount rate	5.1%	5.6%
Rate of increase in future compensation	2.5-4.5%	2.5-4.5%
U.S.-based plans:
Weighted average discount rate	4.6%	5.4%
Rate of increase in future compensation	N/A	N/A

The weighted average discount rate used to determine the benefit obligation for the Company’s postretirement benefit plans for the years ended December 31, 2011 and 2010 was 4.8% and 5.6%, respectively.

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension and other postretirement plans with accumulated benefit obligations in excess of plan assets were $790.8 million , $714.9 million and $514.1 million, respectively, as of December 31, 2011 and $735.4 million, $669.5 million and $521.9 million, respectively, as of December 31, 2010. The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the Company’s U.S-based qualified pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million, $49.7 million and $33.5 million, respectively, as of December 31, 2011, and $47.5 million, $47.5 million and $35.9 million, respectively, as of December 31, 2010. The Company’s accumulated comprehensive loss as of December 31, 2011 reflects a reduction of equity of $308.5 million, net of taxes of $82.3 million, primarily related to the Company’s U.K. pension plan where the projected benefit obligation exceeded the plan assets. In addition, the Company’s accumulated comprehensive loss as of December 31, 2011 reflects a reduction of equity of approximately $0.8 million, net of taxes of $0.2 million, related to the Company’s GIMA joint venture. The amount represents 50% of GIMA’s unrecognized net actuarial losses and unrecognized prior service cost associated with its pension plan. The Company’s accumulated comprehensive loss as of December 31, 2010 reflected a reduction of equity of $240.2 million, net of taxes of $67.3 million, primarily related to the Company’s U.K. pension plan where the projected benefit obligation exceeded the plan assets. In addition, the Company’s accumulated comprehensive loss as of December 31, 2010 reflected a reduction of equity of approximately $0.9 million, net of taxes of $0.3 million, related to the Company’s GIMA and Fella joint ventures. The amount represented 50% of GIMA’s unrecognized net actuarial losses and unrecognized prior service cost associated with its pension plan and 50% of Fella’s unrecognized net actuarial losses associated with its pension plan. In March 2011, the Company acquired the remaining 50% of Laverda and Fella, which were previously operating joint ventures (Note 2). Therefore, 100% of Fella’s unrecognized net actuarial losses associated with its pension plan have been included in the Company’s accumulated comprehensive loss as of December 31, 2011.

For the years ended December 31, 2011 and 2010, the Company used a discount rate setting methodology in the countries where its largest benefit obligations exist to take advantage of a more globally consistent methodology. In the United States, the United Kingdom and the Euro Zone, the Company constructed a hypothetical bond portfolio of high quality corporate bonds and then applied the cash flows of the Company’s benefit plans to those bond yields to derive a discount rate. The bond portfolio and plan-specific cash flows vary by country, but the methodology in which the yield curve is constructed is consistent. In the United States, the bond portfolio is large enough to result in taking a “settlement approach” to derive the discount rate, where high quality corporate bonds are assumed to be purchased and the resulting coupon payments and maturities are used to satisfy the Company’s largest U.S. pension plan’s projected benefit payments. In the United Kingdom and the Euro Zone, the discount rate is derived using a “yield curve approach,” where an individual spot rate, or zero coupon bond yield, for each future annual period is developed to discount each future benefit payment and, thereby, determine the present value of all future payments.

For the year ended December 31, 2009, the Company based the discount rate used to determine the projected benefit obligation for its U.S. pension plans, postretirement health care benefit plans and its Executive Nonqualified Pension Plan (“ENPP”) by matching the projected cash flows of its largest pension plan to the Citigroup Pension Discount Curve. For the U.K. plan, the Company derived the discount rate based on a yield curve developed from the constituents of the Merrill Lynch AA- rated corporate bond index. The discount rate for the U.K. plan for the year ended December 31, 2009 was a single weighted-average rate based on the approximate future cash flows of the plan. For countries within the Euro Zone, the Company derived an AA-rated corporate bond yield curve by selecting bonds included in the iBoxx corporate indices and creating a discount rate curve based on a series of model cash flows. Discount rates for each plan were then determined based on each plan’s liability duration. The indices used in the United States, the United Kingdom and other countries were chosen to match the expected plan obligations and related expected cash flows at that time.

Investment strategy and concentration of risk

The weighted average asset allocation of the Company’s U.S. pension benefit plans as of December 31, 2011 and 2010 are as follows:

Asset Category	2011	2010
Large and small cap domestic equity securities	37%	28%
International equity securities	13%	14%
Domestic fixed income securities	21%	22%
Other investments	29%	36%
Total	100%	100%

The weighted average asset allocation of the Company’s non-U.S. pension benefit plans as of December 31, 2011 and 2010 are as follows:

Asset Category	2011	2010
Equity securities	40%	41%
Fixed income securities	36%	34%
Other investments	24%	25%
Total	100%	100%

ASC 820, “Fair Value Measurements” (“ASC 820”), establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2: Inputs to the valuation methodology include:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in inactive markets;

•	inputs other than quoted prices that are observable for the asset or liability; and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s valuation techniques are designed to maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the following valuation methodologies to measure the fair value of the plan assets:

Equity Securities: Equity securities are valued on the basis of the closing price per unit on each business day as reported on the applicable exchange.

Fixed Income: Fixed income securities are valued using the closing prices in the active market in which the fixed income investment trades. Fixed income funds are valued using the NAV of the fund, which is based on the fair value of the underlying securities.

Cash: These investments primarily consist of short term investment funds which are valued using the net asset value.

Alternative Investments and Pooled Funds: These investments are reported at fair value as determined by the general partner of the alternative investment or pooled fund. The “market approach” valuation technique is used to value investments in these funds. The funds are typically open-end funds as they generally offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by each fund's governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the underlying portfolio (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to investors). Liquidity of individual funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the fund, as well as redemption fees that may also apply. Investments in these funds are typically valued utilizing the net asset valuations provided by their underlying investment managers, general partners or their administrators. The funds consider subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value.

Insurance Contracts: Insurance contracts are valued using current prevailing interest rates.
The fair value of the Company’s pension assets as of December 31, 2011 is as follows (in millions):

	Total	Level 1	Level 2	Level 3
Equity securities:
Global equities	$128.1	$128.1	$—	$—
Non-U.S. equities	4.5	4.5	—	—
U.K. equities	57.5	57.5	—	—
U.S. large cap equities	5.1	5.1	—	—
U.S. small cap equities	4.1	4.1	—	—
Total equity securities	199.3	199.3	—	—
Fixed income:
Aggregate fixed income	9.5	9.5	—	—
International fixed income	166.1	166.1	—	—
Total fixed income share(1)	175.6	175.6	—	—
Cash and equivalents:
Cash	5.0	—	5.0	—
Total cash and equivalents	5.0	—	5.0	—
Alternative investments(2)	119.8	—	—	119.8
Miscellaneous funds(3)	21.1	—	—	21.1
Total assets	$520.8	$374.9	$5.0	$140.9
______________________________________

(1)	75% of "fixed income" securities are in investment-grade corporate bonds; 21% are in government treasuries; and 4% are in other various fixed income securities.

(2)
23% of "alternative investments" are in multi-strategy funds; 17% are in long-short equity funds; 15% are in event-driven funds; 15% are in relative value funds; 13% are in credit funds; and 17% are distributed in hedged and non-hedged funds.

(3)	“Miscellaneous funds” is comprised of pooled funds in Australia and insurance contracts in Finland, Norway and Switzerland.

The following is a reconciliation of Level 3 assets as of December 31, 2011 (in millions):

	Total	Alternative Investments	Miscellaneous Funds
Beginning balance as of December 31, 2010	$145.1	$126.2	$18.9
Actual return on plan assets:
(a) Relating to assets still held at reporting date	(2.4)	(4.0)	1.6
(b) Relating to assets sold during period	(0.3)	(0.3)	—
Purchases, sales and /or settlements	15.2	13.9	1.3
Transfers in and /or out of Level 3	(15.6)	(15.6)	—
Foreign currency exchange rate changes	(1.1)	(0.4)	(0.7)
Ending balance as of December 31, 2011	$140.9	$119.8	$21.1

The fair value of the Company’s pension assets as of December 31, 2010 is as follows (in millions):

	Total	Level 1	Level 2	Level 3
Equity securities:
Global equities	$140.5	$140.5	$—	$—
Non-U.S. equities	5.3	5.3	—	—
U.K. equities	53.8	53.8	—	—
U.S. large cap equities	5.3	5.3	—	—
U.S. small cap equities	3.7	3.7	—	—
Total equity securities	208.6	208.6	—	—
Fixed income:
Aggregate fixed income	7.5	7.5	—	—
International fixed income	157.0	157.0	—	—
Total fixed income share(1)	164.5	164.5	—	—
Cash and equivalents:
Cash	10.9	—	10.9	—
Total cash and equivalents	10.9	—	10.9	—
Alternative investments(2)	126.2	—	—	126.2
Miscellaneous funds(3)	18.9	—	—	18.9
Total assets	$529.1	$373.1	$10.9	$145.1
_______________________________________

(1)	42% of “fixed income” securities are in government treasuries; 23% are in investment-grade corporate bonds; 10% are in foreign bonds; and 25% are in other various fixed income securities.

(2)
29% of “alternative investments” are in long-short equity funds; 14% are in multi-strategy funds; 14% are in event-driven funds; 12% are in relative value funds; 8% are in credit funds; and 23% are distributed in hedged and non-hedged funds.

(3)	“Miscellaneous funds” is comprised of pooled funds in Australia and various contracts in Finland, Norway and Switzerland.

The following is a reconciliation of Level 3 assets as of December 31, 2010 (in millions):

	Total	Alternative Investments	Miscellaneous Funds
Beginning balance as of December 31, 2009	$144.3	$127.6	$16.7
Actual return on plan assets:
(a) Relating to assets still held at reporting date	8.5	7.7	0.8
(b) Relating to assets sold during period	0.4	0.4	—
Purchases, sales and /or settlements	(1.5)	(3.1)	1.6
Transfers in and /or out of Level 3	(2.0)	(2.0)	—
Foreign currency exchange rate changes	(4.6)	(4.4)	(0.2)
Ending balance as of December 31, 2010	$145.1	$126.2	$18.9

All tax-qualified pension fund investments in the United States are held in the AGCO Corporation Master Pension Trust. The Company’s global pension fund strategy is to diversify investments across broad categories of equity and fixed income securities with appropriate use of alternative investment categories to minimize risk and volatility. The primary investment objective of the Company’s pension plans is to secure participant retirement benefits. As such, the key objective in the pension plans’ financial management is to promote stability and, to the extent appropriate, growth in funded status.

The investment strategy for the plans’ portfolio of assets balances the requirement to generate returns with the need to control risk. The asset mix is recognized as the primary mechanism to influence the reward and risk structure of the pension fund investments in an effort to accomplish the plans’ funding objectives. The overall investment strategy for the U.S.-based pension plans is to achieve a mix of approximately 20% of assets for the near-term benefit payments and 80% for longer-term growth. The overall U.S. pension funds invest in a broad diversification of asset types. The Company’s U.S. target allocation of retirement fund investments is 40% large- and small-cap domestic equity securities, 15% international equity securities, 20% broad fixed income securities and 25% in alternative investments. The Company has noted that over very long periods, this mix of investments would achieve an average return in excess of 7.85%. In arriving at the choice of an expected return assumption of 7.75% as of December 31, 2011 for its U.S.-based plans, the Company has tempered this historical indicator with lower expectations for returns and equity investment in the future as well as the administrative costs of the plans. The overall investment strategy for the non-U.S. based pension plans is to achieve a mix of approximately 32% of assets for the near-term benefit payments and 68% for longer-term growth. The overall non-U.S. pension funds invest in a broad diversification of asset types. The Company’s non-U.S. target allocation of retirement fund investments is 40% equity securities, 30% broad fixed income investments and 30% in alternative investments. The majority of the Company’s non-U.S. pension fund investments are related to the Company’s pension plan in the United Kingdom. The Company has noted that over very long periods, this mix of investments would achieve an average return in excess of 7.5%. In arriving at the choice of an expected return assumption of 7% for its U.K.-based plans, the Company has tempered this historical indicator with lower expectations for returns and equity investment in the future as well as the administrative costs of the plans.

Equity securities primarily include investments in large-cap and small-cap companies located across the globe. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, agency mortgages, asset-backed securities and government securities. Alternative and other assets include investments in hedge fund of funds that follow diversified investment strategies. To date, the Company has not invested pension funds in its own stock, and has no intention of doing so in the future.

Within each asset class, careful consideration is given to balancing the portfolio among industry sectors, geographies, interest rate sensitivity, dependence on economic growth, currency and other factors affecting investment returns. The assets are managed by professional investment firms, who are bound by precise mandates and are measured against specific benchmarks. Among asset managers, consideration is given, among others, to balancing security concentration, issuer concentration, investment style and reliance on particular active investment strategies.

For measuring the expected U.S. postretirement benefit obligation at December 31, 2011, the Company assumed an 8.0% health care cost trend rate for 2012, decreasing to 5.0% by 2018. For measuring the expected U.S. postretirement benefit obligation at December 31, 2010, the Company assumed an 8.5% health care cost trend rate for 2010, decreasing to 5.0% by 2018. For measuring the Brazilian postretirement benefit plan obligation at December 31, 2011 and 2010, the Company assumed a 10.0% health care cost trend rate for 2011 and 2010, respectively, decreasing to 5.5% by 2021 and 2020, respectively. Changing the assumed health care cost trend rates by one percentage point each year and holding all other assumptions constant would have the following effect to service and interest cost for 2011 and the accumulated postretirement benefit obligation at December 31, 2011 (in millions):

	One Percentage Point Increase	One Percentage Point Decrease
Effect on service and interest cost	$0.2	($0.2)
Effect on accumulated benefit obligation	$3.4	($2.9)

The Company currently estimates its minimum contributions to its U.S.-based defined pension plans for 2012 will aggregate approximately $4.3 million. The Company currently estimates its benefit payments for 2012 to its U.S.-based postretirement health care and life insurance benefit plans will aggregate approximately $1.8 million and its benefits for 2012 to its Brazilian postretirement health care benefit plans will aggregate approximately $0.1 million. The Company currently estimates its minimum contributions for underfunded plans and benefit payments for unfunded plans for 2012 to its
non-U.S.- based defined pension plans will aggregate approximately $31.3 million, of which approximately $20.7 million relates to its U.K. pension plan.
During 2011, approximately $47.3 million of benefit payments were made related to the Company’s pension plans. At December 31, 2011, the aggregate expected benefit payments for all of the Company’s pension plans are as follows (in millions):

2012	$47.1
2013	45.9
2014	49.0
2015	50.2
2016	46.5
2017 through 2021	248.6
$487.3

During 2011, approximately $1.6 million of benefit payments were made related to the Company’s U.S. and Brazilian postretirement benefit plans. At December 31, 2011, the aggregate expected benefit payments for the Company’s U.S. and Brazilian postretirement benefit plans are as follows (in millions):

2012	$1.9
2013	2.1
2014	2.1
2015	2.1
2016	2.2
2017 through 2021	11.5
$21.9

The Company participates in a small number of multiemployer plans in the Netherlands and Sweden. The Company has assessed and determined that none of the multiemployer plans which it participates in are individually, or in the aggregate, significant to the Company's financial statements. The Company does not expect to incur a withdrawal liability or expect to significantly increase its contributions over the remainder of the multiemployer plans' contract periods.

The ENPP provides a group of senior Company executives with retirement income for a period of 15 years based on a percentage of their average final salary and bonus, reduced by the executive’s social security benefits and 401(k) employer matching contributions account, as if the executive had made the maximum contribution. The benefit paid to the executives ranges from 2.25% to 3.00% of the highest three non-consecutive years of their respective base salaries plus bonus in the final ten years of employment prior to their termination (“final earnings”) multiplied by credited years of service, with a maximum benefit of 60% of the final earnings, depending on the level of the executive. For nearly all participants, benefits under the ENPP vest if the participant has attained age 50 with at least ten years of service (five years of which include years of participation in the ENPP), but are not payable until the participant reaches age 65 or upon termination of services because of death or disability, adjusted to reflect payment prior to age 65.

Net annual ENPP cost and the measurement assumptions for the plans for the years ended December 31, 2011, 2010 and 2009 are set forth below (in millions, except percentages):

	2011	2010	2009
Service cost	$1.8	$1.4	$1.2
Interest cost	1.0	0.9	0.8
Amortization of prior service cost	0.6	0.5	0.5
Recognized actuarial loss (gain)	0.1	—	(0.1)
Net annual ENPP costs	$3.5	$2.8	$2.4
Discount rate	5.4%	5.5%	6.25%
Rate of increase in future compensation	5.0%	5.0%	5.0%

The following tables set forth reconciliations of the changes in benefit obligation and funded status as of December 31, 2011 and 2010 (in millions):

Change in benefit obligation	2011	2010
Benefit obligation at beginning of year	$20.5	$16.5
Service cost	1.8	1.4
Interest cost	1.0	0.9
Actuarial loss	4.0	2.3
Amendments	4.5	0.2
Benefits paid	(0.8)	(0.8)
Benefit obligation at end of year	$31.0	$20.5
Funded status	$(31.0)	$(20.5)
Unrecognized net actuarial loss	6.9	3.0
Unrecognized prior service cost	6.5	2.6
Accumulated other comprehensive loss	(13.4)	(5.6)
Net amount recognized	$(31.0)	$(20.5)
Amounts recognized in Consolidated Balance Sheets:
Other current liabilities	$(1.0)	$(0.9)
Pensions and postretirement health care benefits (noncurrent)	(30.0)	(19.6)
Net amount recognized	$(31.0)	$(20.5)

The weighted average discount rate used to determine the benefit obligation for the ENPP for the years ended December 31, 2011 and 2010 was 4.6% and 5.4%, respectively.

At December 31, 2011, the Company’s accumulated other comprehensive loss included a net actuarial loss of approximately $6.9 million and a net prior service cost of approximately $6.5 million related to the ENPP. The estimated net actuarial loss and net prior service cost related to the ENPP expected to be amortized from the Company’s accumulated other comprehensive loss during the year ended December 31, 2012 are approximately $0.3 million and $0.9 million, respectively.

At December 31, 2011 and 2010, the Company recorded a reduction to equity of $13.4 million and $5.6 million, respectively, related to the unfunded projected benefit obligation of the ENPP. As the Company was not benefiting from losses for tax purposes in the United States, there was no tax impact to these charges.

During 2011, approximately $0.8 million of benefit payments were made related to the ENPP. At December 31, 2011, the aggregate expected benefit payments for the ENPP are as follows (in millions):

2012	$1.0
2013	1.3
2014	1.3
2015	0.9
2016	1.1
2017 through 2021	13.6
$19.2

The Company maintains separate defined contribution plans covering certain employees primarily in the United States, the United Kingdom and Brazil. Under the plans, the Company contributes a specified percentage of each eligible employee’s compensation. The Company contributed approximately $9.6 million, $9.0 million and $9.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company participates in a small number of multiemployer plans in the Netherlands and Sweden. The Company has assessed and determined that none of the multiemployer plans which it participates in are individually or in aggregate significant to the Company’s Consolidated Financial Statements. The Company does not expect to incur a withdrawal liability or expect to significantly increase its contributions over the remainder of the contract period.